Common Stock (Details 5) - Equity Option [Member]	12 Months Ended
Feb. 28, 2026 $ / shares shares
Offsetting Assets [Line Items]
Number of unvested stock option, beginning balance | shares	2,303,300
Unvested stock option,weighted average exercise price, beginning balance | $ / shares	$ 5.16
Number of unvested stock option, vested | shares	(529,700)
Unvested stock option, weighted average exercise price, vested | $ / shares	$ 4.58
Number of unvested stock option, vested | shares	(714,200)
Unvested stock option, weighted average exercise price, vested | $ / shares	$ 6.46
Number of unvested stock option, ending balance | shares	1,059,400
Unvested stock option,weighted average exercise price, ending balance | $ / shares	$ 4.58